Subsequent Events (Details) - Subsequent Events [Member]	Aug. 07, 2025 shares
Subsequent Events [Line Items]
Numner of shares option	305,052
Ordinary shares (in Shares)	49,321
Restricted share units [member]
Subsequent Events [Line Items]
Number of options granted	49,321